1
DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2024
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and
Shares Security Description Value
Common Stock - 98.2%
Consumer Discretionary - 5.2%
186,617 CarMax, Inc.
(a)
$ 16,256,207
214,478 Chewy, Inc.
(a)
3,412,345
80,185 Floor & Decor Holdings, Inc.,
Class A
(a)
10,393,580
30,062,132
Consumer Staples - 1.9%
601,330 Utz Brands, Inc. 11,088,525
Financials - 10.9%
244,264 Goosehead Insurance, Inc.,
Class A
(a)
16,272,868
20,782 Kinsale Capital Group, Inc. 10,905,147
13,392 Markel Group, Inc.
(a)
20,375,660
39,838 Moody's Corp. 15,657,529
63,211,204
Health Care - 20.0%
306,554 Bio-Techne Corp. 21,578,336
155,896 Edwards Lifesciences Corp.
(a)
14,897,422
75,513 Illumina, Inc.
(a)
10,369,445
32,731 Intuitive Surgical, Inc.
(a)
13,062,615
4,445 Mettler-Toledo International, Inc.
(a)
5,917,584
79,958 Repligen Corp.
(a)
14,705,875
114,530 Veeva Systems, Inc., Class A
(a)
26,535,456
24,293 West Pharmaceutical Services, Inc. 9,612,983
116,679,716
Industrials - 28.0%
147,232 Fastenal Co. 11,357,476
134,604 HEICO Corp., Class A 20,720,940
93,379 Old Dominion Freight Line, Inc. 20,478,948
49,351 SiteOne Landscape Supply, Inc.
(a)
8,614,217
18,546 TransDigm Group, Inc. 22,841,254
297,890 Veralto Corp. 26,410,927
123,505 Waste Connections, Inc. 21,244,095
404,209 WillScot Mobile Mini Holdings
Corp.
(a)
18,795,719
253,579 WNS Holdings, Ltd.
(a)
12,813,347
163,276,923
Information Technology - 14.5%
39,441 ANSYS, Inc.
(a)
13,692,338
68,095 Appfolio, Inc.
(a)
16,801,760
22,934 Atlassian Corp., Class A
(a)
4,474,653
14,638 Crowdstrike Holdings, Inc.,
Class A
(a)
4,692,796
144,599 Endava PLC, ADR
(a)
5,500,546
163,569 Guidewire Software, Inc.
(a)
19,090,138
187,976 Sprout Social, Inc., Class A
(a)
11,224,047
11,241 Tyler Technologies, Inc.
(a)
4,777,537
Shares Security Description Value
Information Technology - 14.5% (continued)
51,305 Workiva, Inc.
(a)
$ 4,350,664
84,604,479
Materials - 9.7%
123,194 Ecolab, Inc. 28,445,495
103,544 Vulcan Materials Co. 28,259,228
56,704,723
Real Estate - 8.0%
329,319 CBRE Group, Inc., Class A
(a)
32,022,980
147,742 CoStar Group, Inc.
(a)
14,271,877
46,294,857
Total Common Stock (Cost $392,015,425) 571,922,559
Money Market Fund - 1.9%
10,959,068 First American Treasury
Obligations Fund,
Class X, 5.23%
(b)
(Cost $10,959,068) 10,959,068
Investments, at value - 100.1% (Cost
$402,974,493) $ 582,881,627
Other Assets & Liabilities, Net - (0.1)% (677,013)
Net Assets - 100.0% $ 582,204,614
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31,
2024.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2024
generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 582,881,627
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 582,881,627